Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Treasury Stock and Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Accumulated Other Comprehensive Income Loss
Balance at Dec. 31, 2011	$ 36,182	$ 5,360	$ 17,391	$ (1,967)	$ (2,081)	$ 18,399	$ (920)
Net income	2,398	0	0	0	0	2,398	0
Other comprehensive income	(167)	0	0	0		0	(167)
Cash dividends - per share	(2,253)	0	0	0	0	(2,253)	0
Shares purchased for deferred compensation plan	121	0	145	(24)	0	0	0
Shares distributed from deferred compensation plan	0	0	(246)	246	0	0	0
Expense related to share-based compensation plans	213	0	213	0	0	0	0
Purchase of treasury stock	(63)	0	0	(63)	0	0	0
Issuance of restricted stock	0	15	(15)	0	0	0	0
Amortization of ESOP	195	0	(63)	0	258	0	0
Balance at Dec. 31, 2012	36,626	5,375	17,425	(1,808)	(1,823)	18,544	(1,087)
Net income	2,612	0	0	0	0	2,612	0
Other comprehensive income	896	0	0	0		0	896
Cash dividends - per share	(1,556)	0	0	0	0	(1,556)	0
Shares purchased for deferred compensation plan	0	0	127	(127)	0	0	0
Expense related to share-based compensation plans	198	0	198	0	0	0	0
Purchase of treasury stock	(70)	0	0	(70)	0	0	0
Amortization of ESOP	165	0	0	0	165	0	0
Balance at Dec. 31, 2013	$ 38,871	$ 5,375	$ 17,750	$ (2,005)	$ (1,658)	$ 19,600	$ (191)